TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Uncertain tax position, beginning of year	$ 1,043	$ 943	$ 843
Increase related to current years' tax positions	156	137	94
Increase related to prior years' tax positions	196	160	6
Decrease due to lapses of statutes limitations	0	(197)	0
Uncertain tax position, end of year	$ 1,395	$ 1,043	$ 943